Fair Value Measurements - Additional Information - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) quotesPerInvestment	Dec. 31, 2023 USD ($) quotesPerInvestment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | quotesPerInvestment	3.0	2.9
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	$ 286,800,000
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value	286,800,000
Total, Privately-held Investments	311,000,000.0
Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of Level 3		$ 12,100,000
Transfers Into Level 3	0	5,300,000
Settlements and sales	$ (239,700,000)	(137,200,000)
Equity Securities | Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of Level 3		(6,600,000)
Transfers Into Level 3		0
Settlements and sales		$ 0